RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

8.RELATED PARTY BALANCES AND TRANSACTIONS

The Group accounts for related party transactions based on various services agreements and reflects for all periods presented herein. Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to the Yirendai Business:

Company name	Relationship with the Group	Major transaction with the Group
CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“CreditEase Huimin”)	Consolidated VIE of CreditEase	Borrower acquisition and referral services from the Group

Tian Da Xin An	Subsidiary of consolidated VIE of CreditEase	Guarantee services

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Consolidated VIE of CreditEase	Credit assessment and collection services and guarantee services

CreditEase Puhui	Consolidated VIE of CreditEase	Borrower acquisition and referral services to/from the Group and guarantee services

Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin Hengye”)	Subsidiary of CreditEase	System support services

CreditEase Zhuoyue Wealth Investment & Management (Beijing) Co., Ltd. (“CreditEase Zhuoyue”)	Consolidated VIE of CreditEase	Investor acquisition and referral services

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Identity verification services

CreditEase	Parent Company	Paid in capital and loan

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Consolidated VIE of CreditEase	Collection of fee from customer on behalf of the Group

CreditEase Bocheng Insurance Sales and Service Co., Ltd. (“CreditEase Bocheng”)	Consolidated VIE of CreditEase	Customer referral services from the Group

The following table presents information about cost and expense from CreditEase for such services for the years ended December 31, 2015, 2016 and 2017, which will be continuously provided by CreditEase:

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Collection service	3,377	11,895	96,276
Acquisition and referral service	405,085	818,678	1,080,731
System support service	26,102	72,023	133,184
Credit assessment service	7,366	9,140	15,359
Cash process service	—	—	377

Total cost and expense	441,930	911,736	1,325,927

The Group also provides borrower/customer acquisition and referral services to CreditEase Puhui from April 1, 2015, CreditEase Huimin from February 1, 2017, and CreditEase Bocheng from May 1, 2017. The borrowers’ acquisition and referral revenue amounted to RMB2,962, RMB1,931 and RMB19,945 for the years ended December 31, 2015,2016 and 2017, respectively.

From August 2013 to December 2014, Yirendai Business worked with Tian Da Xin An, a subsidiary of consolidated VIEs of CreditEase, by introducing Tian Da Xin An as the guarantor in the loan facilitation agreements. Under such agreements, Tian Da Xin An guaranteed for the principal and interest paid to investors and for transaction fees paid to the Group in case of borrower default. Because Yirendai and Tian Da Xin An are under common control of CreditEase, Yirendai did not charge commission for referral business to Tian Da Xin An. Meanwhile, Tian Da Xin An did not charge guarantee fee for the guarantee service on transaction fee. As a result, no commission of referral or guarantee expense on the transaction fee was reflected in the accompanying financial statements. Starting from January 2015, the Group terminated the relationship with Tian Da Xin An and launched a new investor protection services to investors in the form of quality assurance program as discussed in Note 2.

In addition, the Group obtained a worldwide and royalty-free license from CreditEase to use its trademarks and used the proprietary systems developed by CreditEase free of charge.

From August 2017 to December 2017, the Company cooperated with Chouzhou Bank. Under the arrangement, the Company is obligated to repay the bank on behalf of defaulting borrowers if any repayment is 80 days overdue and upon the full repayment, the Company will obtain the creditor’s rights in respect of relevant default amount. The Company’s affiliates, Pucheng Credit and CreditEase Puhui, provide joint-guarantee with the Company.

Details of related party balances as of December 31, 2016 and 2017 are as follows:

(i)        Amounts due from related parties

	December 31, 2016	December 31, 2017
	RMB	RMB
Tian Da Xin An (Note a)	1,677	—
CreditEase Huimin(Note b)	—	16,875
Hainan CreditEase	1	—
CreditEase Bocheng	—	13
Pucheng Credit (Note c)	—	100,334

Total	1,678	117,222

(ii)        Amounts due to related parties

	December 31, 2016	December 31, 2017
	RMB	RMB
CreditEase Puhui (Notes d and e)	5,351	53,536
Puxin Hengye (Note d)	3,264	9,273
Pucheng Credit (Note d)	1,149	6,738
Beijing Zhicheng (Note d)	1,438	1,390
CreditEase Zhuoyue (Note d)	407	682
Tian Da Xin An (Note a)	—	2,657
Hainan CreditEase (Note f)	—	2,268

Total	11,609	76,544

(a)

Under the guarantee model, for providing the guarantee service to the investors on the principal and interest, Tian Da Xin An charges the investors at a rate of 10% based on monthly interest on loans as servicing fee, which is to be collected by the Group on behalf of the guarantee company. The Group pays the investors the principal and interest on loans that default, and collects the associated unpaid transaction fee in accordance with the guarantee arrangement from Tian Da Xin An. The balance of amount due from Tian Da Xin An as of December 31, 2016 and 2017 represents the net amount of service fee payable and the receivable amount arising from guarantee service, including default principal and interest on loans as well as the associated default uncollectible transaction fee.

(b)	Amounts due from CreditEase Huimin relate to borrowers referral service provided by the Company.

(c)

Amounts due from CreditEase Pucheng relate to the loan provided by the Company. This is a one-year loan with an annual interest rate of 4.35%. The principal and accrued interests of which will be paid at maturity.

(d)

Amounts relate to the provision of credit assessment, collection, system support, identity verification, borrowers and investors acquisition and referral services by the related parties to Heng Cheng and Heng Ye.

(e)

Since April 2015, the Group also provides borrower acquisition and referral service to CreditEase Puhui, receivables from CreditEase Puhui in relation to such service is netted off with amount due to CreditEase Puhui.

(f)	Amounts due to Hainan CreditEase mainly represents the collection of fee from customer on behalf of Heng Cheng.